Discontinued operations and assets included in disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Disposal groups classified as held for sale [member]
Disclosure of subsidiaries [line items]
Assets included in disposal groups classified as held for sale
Assets included in disposal groups classified as held for sale
	2018	2017
	£m	£m
Financial assets at fair value through the income statement	-	3
Loans and advances at amortised cost	-	1,164
Property, plant and equipment	-	26
Total assets included in disposal groups classified as held for sale	-	1,193

Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of subsidiaries [line items]
Disposal group income statement
Barclays Africa disposal group income statement
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net interest income	-	1,024	2,169
Net fee and commission income	-	522	1,072
Net trading income	-	149	281
Net investment income	-	30	45
Other income	-	145	370
Total income	-	1,870	3,937
Net claims and benefits incurred on insurance contracts	-	(84)	(191)
Total income net of insurance claims	-	1,786	3,746
Credit impairment charges and other provisions	-	(177)	(445)
Net operating income	-	1,609	3,301
Staff costs	-	(586)	(1,186)
Administration and general expenses[a]	-	(1,634)	(1,224)
Operating expenses	-	(2,220)	(2,410)
Share of post-tax results of associates and joint ventures	-	5	6
(Loss)/profit before tax	-	(606)	897
Taxation	-	(154)	(306)
(Loss)/profit after tax[b]	-	(760)	591

Attributable to:
Equity holders of the parent	-	(900)	189
Non-controlling interests	-	140	402
(Loss)/profit after tax[b]	-	(760)	591

Notes

  Includes impairment of £nil (2017: £1,090m, 2016: £nil).
  Total loss in respect of the discontinued operation incurred in 2017, was £2,195m which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.

Other comprehensive income
Other comprehensive income relating to discontinued operations is as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Available for sale assets	-	(3)	(9)
Currency translation reserves	-	(38)	1,451
Cash flow hedge reserves	-	19	89
Other comprehensive (loss)/income, net of tax from discontinued operations	-	(22)	1,531

Cash flows
The cash flows attributed to the discontinued operation are as follows:

	2018	2017
For the year ended 31 December	£m	£m
Net cash flows from operating activities	-	540
Net cash flows from investing activities	-	(245)
Net cash flows from financing activities	-	(165)
Effect of exchange rates on cash and cash equivalents	-	(29)
Net increase in cash and cash equivalents	-	101